Employees - Summary of Principal Defined Benefit Liabilities and Split of Liabilities Between Different Categories of Plan Participants (Detail)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Duration (years)		18 years	18 years
Netherlands [Member]
Disclosure of defined benefit plans [line items]
Duration (years)		18 years	19 years
Rest of The World [member]
Disclosure of defined benefit plans [line items]
Duration (years)	[1]	13 years	13 years
Bottom of range [member]
Disclosure of defined benefit plans [line items]
Duration (years)		7 years	7 years
Top of range [member]
Disclosure of defined benefit plans [line items]
Duration (years)		22 years	23 years
Active members [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities		14.00%	16.00%
Active members [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities		12.00%	14.00%
Active members [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities		12.00%	14.00%
Active members [Member] | Rest of The World [member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	[1]	20.00%	21.00%
Deferred members [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities		32.00%	31.00%
Deferred members [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities		35.00%	34.00%
Deferred members [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities		43.00%	41.00%
Deferred members [Member] | Rest of The World [member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	[1]	17.00%	17.00%
Retired members [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities		54.00%	53.00%
Retired members [Member] | United Kingdom [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities		53.00%	52.00%
Retired members [Member] | Netherlands [Member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities		45.00%	45.00%
Retired members [Member] | Rest of The World [member]
Disclosure of defined benefit plans [line items]
Percentage of defined benefit liabilities	[1]	63.00%	62.00%

[1]	Rest of world numbers shown are weighted averages by liabilities.